Stockholders' Equity (Details) - Schedule of restricted common stock - Restricted Common Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) - Schedule of restricted common stock [Line Items]
Number of shares, Non-vested, Beginning balance	477,286
Weighted average grant date fair value, Non-vested, Beginning balance (in Dollars per share)	$ 9.30	$ 9.30
Number of shares, Granted		715,929
Number of shares, Vested		238,643
Number of shares, Non-vested, Ending balance	477,286	477,286
Weighted average grant date fair value, Non-vested, Ending balance (in Dollars per share)	$ 9.30	$ 9.30